Derivative instruments (Fair Value Hedges) (Details) - Fair Value Hedging - Cross-currency swaps $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Derivative Instruments, Gain (Loss) [Line Items]
Loss recognized in Income on hedging derivatives	$ (9,599)
Gain recognized in Income on hedging items	4,118
Gain (loss) on fair value hedge ineffectiveness	$ (5,481)